Award Timing Disclosure	12 Months Ended
	May 31, 2025	Dec. 20, 2024 USD ($) $ / shares	Jun. 28, 2024 USD ($) $ / shares
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Stock Option Grant Timing Policy
The Compensation Committee takes into account the timing of our disclosure of material nonpublic information when awarding stock options. Specifically, the Compensation Committee awards stock options no earlier than at the close of trading on the first business day following our public release of quarterly earnings results, which the Compensation Committee believes is a sufficient amount of time for the public markets to absorb our quarterly earnings results. Accordingly, we do not time
the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation. Consistent with this practice, during fiscal 2025, the Compensation Committee awarded stock options to the NEOs in the period beginning four business days before our filing of a periodic report on Form
10-K
or Form
10-Q
or the filing or furnishing of a current report on Form
8-K
that disclosed material nonpublic information (other than a current report on Form
8-K
disclosing a material new stock option award under Item 5.02(e) of such Form
8-K),
and ending one business day after the filing or furnishing of such report (the “Designated Periods”). Pursuant to SEC Rules, we are providing the following information relating to stock options awarded to NEOs in the Designated Periods occurring during fiscal 2025:

Name	Grant Date	Number of Securities Underlying the Award (#)	Exercise Price of the Award ($/Share)	Grant Date Fair Value of the Award ($) (1)
Percen
tag
e Change in the Closing Market Price of the
Securities Underlying the Award Between the Trading
Day Ending Immediately Prior to the Disclosure of
Material Nonpublic Information and the Trading Day
Beginning Immediately Following the Disclosure of
Material Nonpublic Information
(%) (2)

Mr. Gilmore	6/28/2024	30,300	33.36	409,656	(0.15)

Mr. Adams	6/28/2024	6,500	33.36	87,800	(0.15)

Mr. Klingler	6/28/2024	9,850	33.36	133,172	(0.15)

Mr. Larivey	6/28/2024	2,650	33.36	35,828	(0.15)

Mr. Larivey	12/20/2024	1,850	34.10	25,826	(2.5)

(1)
The grant date fair values shown in this column are computed in accordance with Financial Accounting Standards Board Accounting Standards
Codification
Topic 718 (“ASC 718”) using the number of common shares underlying the award on the grant date and the closing price of the common shares on the grant date.

(2)
For the stock options issued on June 28, 2024, the closing market price one trading day prior to issuing the current report on Form
8-K
on June 28, 2024 was $32.69 and the closing market price on the following trading day was $32.64. For the stock options issued on December 20, 2024, the closing market price one trading day prior to issuing the current report on Form
8-K
on December 20, 2024 was $32.46 and the closing market price on the following trading day was $31.65.

Award Timing Method	Specifically, the Compensation Committee awards stock options no earlier than at the close of trading on the first business day following our public release of quarterly earnings results, which the Compensation Committee believes is a sufficient amount of time for the public markets to absorb our quarterly earnings results.
Award Timing, How MNPI Considered	we do not time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.
MNPI Disclosure Timed for Compensation Value	false
Awards Close in Time to MNPI Disclosures, Table

Name	Grant Date	Number of Securities Underlying the Award (#)	Exercise Price of the Award ($/Share)	Grant Date Fair Value of the Award ($) (1)
Percen
tag
e Change in the Closing Market Price of the
Securities Underlying the Award Between the Trading
Day Ending Immediately Prior to the Disclosure of
Material Nonpublic Information and the Trading Day
Beginning Immediately Following the Disclosure of
Material Nonpublic Information
(%) (2)

Mr. Gilmore	6/28/2024	30,300	33.36	409,656	(0.15)

Mr. Adams	6/28/2024	6,500	33.36	87,800	(0.15)

Mr. Klingler	6/28/2024	9,850	33.36	133,172	(0.15)

Mr. Larivey	6/28/2024	2,650	33.36	35,828	(0.15)

Mr. Larivey	12/20/2024	1,850	34.10	25,826	(2.5)

(1)
The grant date fair values shown in this column are computed in accordance with Financial Accounting Standards Board Accounting Standards
Codification
Topic 718 (“ASC 718”) using the number of common shares underlying the award on the grant date and the closing price of the common shares on the grant date.

(2)
For the stock options issued on June 28, 2024, the closing market price one trading day prior to issuing the current report on Form
8-K
on June 28, 2024 was $32.69 and the closing market price on the following trading day was $32.64. For the stock options issued on December 20, 2024, the closing market price one trading day prior to issuing the current report on Form
8-K
on December 20, 2024 was $32.46 and the closing market price on the following trading day was $31.65.

Mr. Gilmore [Member]
Awards Close in Time to MNPI Disclosures
Name			Mr. Gilmore
Underlying Securities			30,300
Exercise Price | $ / shares			$ 33.36
Fair Value as of Grant Date			$ 409,656
Underlying Security Market Price Change			0.15
Mr. Adams [Member]
Awards Close in Time to MNPI Disclosures
Name			Mr. Adams
Underlying Securities			6,500
Exercise Price | $ / shares			$ 33.36
Fair Value as of Grant Date			$ 87,800
Underlying Security Market Price Change			0.15
Mr. Klingler [Member]
Awards Close in Time to MNPI Disclosures
Name			Mr. Klingler
Underlying Securities			9,850
Exercise Price | $ / shares			$ 33.36
Fair Value as of Grant Date			$ 133,172
Underlying Security Market Price Change			0.15
Mr. Larivey [Member]
Awards Close in Time to MNPI Disclosures
Name		Mr. Larivey	Mr. Larivey
Underlying Securities		1,850	2,650
Exercise Price | $ / shares		$ 34.1	$ 33.36
Fair Value as of Grant Date		$ 25,826	$ 35,828
Underlying Security Market Price Change		2.5	0.15